Transactions and balances with related parties - key management and other (Details) - Key Management - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 714	€ 4,576	€ 2,447	€ 6,035
Other benefits	7	(25)	15	24
Equity-settled share-based compensation	1,222	2,113	4,316	9,305
Total	€ 1,943	€ 6,664	€ 6,778	€ 15,364